Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Current assets	$ 274.1	$ 10.3
Noncurrent assets	167.2	56.2
Total assets	441.3	66.5
Current liabilities	22.0	8.5
Noncurrent liabilities	275.4	69.6
Total liabilities	$ 297.4	$ 78.1
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Number Of Entities	10	4